SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Merchant Services	Sep. 30, 2011 Merchant Services	Dec. 31, 2009 Merchant Services	Sep. 30, 2012 Merchant Services	Sep. 30, 2011 Merchant Services	Dec. 31, 2011 Merchant Services	Dec. 31, 2010 Merchant Services	Sep. 30, 2012 Financial Institution Services	Sep. 30, 2011 Financial Institution Services	Dec. 31, 2009 Financial Institution Services	Sep. 30, 2012 Financial Institution Services	Sep. 30, 2011 Financial Institution Services	Dec. 31, 2011 Financial Institution Services	Dec. 31, 2010 Financial Institution Services	Sep. 30, 2012 General Corporate/Other	Sep. 30, 2011 General Corporate/Other	Sep. 30, 2012 General Corporate/Other	Sep. 30, 2011 General Corporate/Other	Dec. 31, 2011 General Corporate/Other	Dec. 31, 2010 General Corporate/Other	Jun. 30, 2009 Predecessor	Jun. 30, 2009 Predecessor Merchant Services	Jun. 30, 2009 Predecessor Financial Institution Services
Result of operation for each segment
Total revenue	$ 466,736	$ 409,364	$ 506,002	$ 1,369,147	$ 1,183,374	$ 1,622,421	$ 1,162,132	$ 354,120	$ 299,318	$ 320,355	$ 1,028,926	$ 853,739	$ 1,185,253	$ 756,930	$ 112,616	$ 110,046	$ 185,647	$ 340,221	$ 329,635	$ 437,168	$ 405,202	$ 0	$ 0	$ 0	$ 0			$ 444,724	$ 264,224	$ 180,500
Network fees and other costs	208,239	192,466	254,925	617,691	560,376	756,735	595,995	177,084	158,315	207,008	517,499	456,799	620,852	476,932	31,155	34,151	47,917	100,192	103,577	135,883	119,063	0	0	0	0			221,680	171,570	50,110
Sales and marketing	69,313	56,495	32,486	212,602	172,284	236,917	98,418	63,046	50,748	24,410	193,394	152,263	211,062	73,441	6,267	5,400	8,076	19,208	18,711	24,046	22,964	0	347	0	1,310	1,809	2,013	37,561	26,497	11,064
Segment profit	$ 189,184	$ 160,403	$ 218,591	$ 538,854	$ 450,714	$ 628,769	$ 467,719	$ 113,990	$ 90,255	$ 88,937	$ 318,033	$ 244,677	$ 353,339	$ 206,557	$ 75,194	$ 70,495	$ 129,654	$ 220,821	$ 207,347	$ 277,239	$ 263,175	$ 0	$ (347)	$ 0	$ (1,310)	$ (1,809)	$ (2,013)	$ 185,483	$ 66,157	$ 119,326